Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares		Dec. 31, 2021 USD ($) $ / shares		Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay-Versus-Performance Table

The disclosure included in this section is required by SEC rules. For a detailed discussion on the design of our executive compensation program, including how we align NEOs’ pay to our performance, see the “Compensation Discussion and Analysis” section. The Compensation Committee did not consider the pay-versus-performance data presented below in making its pay decisions for any of the years shown. The following summarizes the relationship between our CEO’s, and our other NEOs’, total compensation paid and our financial performance for the fiscal years shown in the table (in this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our Named Executive Officers other than our CEO are referred to as our “Non-PEO NEOs”).

					Average Summary	Average	Value of Initial Fixed $100 Investment Based on:
Year	Summary Comp. Table Total for CEO (Mr. Brinker)(1)(2)	Comp. Actually Paid to CEO (Mr. Brinker)(3)	Summary Comp. Table Total for Former CEO (Mr. Herzog)(1)(2)	Comp. Actually Paid to Former CEO (Mr. Herzog)(3)	comp. Table Total Paid to Non-PEO NEOs(1)(2)	Comp. Actually Paid to Non-PEO NEOs(3)	Healthpeak Total Stock- Holder Return(4)	Peer Total Stock- Holder Return(4)	Net Income (in Millions)(5)	Normalized FFO Per Share(6)
2024	$8,465,882	$10,253,081	—	—	$3,279,881	$3,804,968	$ 75.37	$117.56	$267.3	$1.81
2023	$7,692,510	$ 2,500,263	—	—	$3,003,451	$1,549,751	$ 69.24	$112.04	$334.8	$1.78
2022	$5,557,084	$ 2,901,565	$24,308,605	$19,911,300	$3,267,762	$1,959,250	$ 82.83	$100.62	$516.4	$1.73
2021	—	—	$11,713,883	$17,397,357	$3,767,688	$5,579,450	$114.25	$134.06	$525.9	$1.60
2020	—	—	$11,374,615	$10,106,805	$3,389,595	$2,905,009	$ 92.33	$ 94.88	$428.3	$1.60

(1)	In accordance with applicable SEC rules, since Mr. Brinker and Mr. Herzog each served as PEO during covered fiscal years, they are each included in the table above and the footnotes that follow the table as a PEO for the fiscal years in which they served in such capacity. For each of 2020 and 2021, our Non-PEO NEOs were Messrs. Brinker, Scott, Klaritch, and McHenry. For 2022, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, Mabry, and McHenry. For 2023, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, and Patadia. For 2024, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, and Mabry.

(2)	See the Summary Compensation Table above, and the Summary Compensation Table as disclosed in our proxy statement filed with the SEC in calendar year 2024, for detail on the Summary Compensation Table total compensation for each CEO for each fiscal year covered in the table. The average compensation for the Non-PEO NEOs for 2024 was calculated from the Summary Compensation Table above. The average compensation for the Non-PEO NEOs for each of 2023, 2022, 2021, and 2020 was calculated from the Summary Compensation Table as disclosed in our Proxy Statement filed with the SEC in calendar year 2024, 2023, 2022, or 2021, respectively.
(3)	For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former executive officers who are included in the Non-PEO NEO group for 2020, 2021, 2022, 2023, and 2024) is defined by the SEC and means each NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted as shown below.

No stock options were granted, and no unvested stock options were outstanding, during the applicable fiscal years. There were no material modifications to any stock awards during the applicable fiscal years. In making each of these adjustments, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement. The table above reflects the CAP (determined as noted above) for each CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the fiscal years shown in the table.

The following tables provide reconciliations of the Summary Compensation Table Total to Compensation Actually Paid for each of Mr. Brinker, our President and CEO, and Mr. Herzog, our former CEO. We believe the values reflected under Compensation Actually Paid (CAP) as presented herein may not provide an accurate reflection of the compensation we actually pay to our NEOs on a year-over-year basis for several reasons, particularly with respect to the transition in CEOs over the five-year period and timing of corresponding pay adjustments in terms of promoting Mr. Brinker to CEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO (Mr. Brinker)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	8,465,882	7,692,510	5,557,084	—	—
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(5,714,406)	(5,204,310)	(3,134,399)	—	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	6,903,188	2,997,838	2,541,379	—	—
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	290,155	(2,282,005)	(2,232,034)	—	—
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	402,297	—	—
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(29,362)	(960,951)	(445,419)	—	—
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	337,624	257,182	212,657	—	—
Compensation Actually Paid	10,253,081	2,500,263	2,901,565	—	—

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Former CEO (Mr. Herzog)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	—	—	24,308,605	11,713,883	11,374,615
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	—	—	(7,374,832)	(7,102,283)	(8,028,215)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	—	—	5,979,535	8,283,835	6,554,530
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—	—	(3,306,057)	3,328,563	(1,534,844)
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	685,203	751,962	1,068,838
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	(611,707)	224,226	450,019
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	—	—	230,553	197,171	221,862
Compensation Actually Paid	—	—	19,911,300	17,397,357	10,106,805

Company Selected Measure Name		Normalized FFO per share
Named Executive Officers, Footnote [Text Block]

(1)	In accordance with applicable SEC rules, since Mr. Brinker and Mr. Herzog each served as PEO during covered fiscal years, they are each included in the table above and the footnotes that follow the table as a PEO for the fiscal years in which they served in such capacity. For each of 2020 and 2021, our Non-PEO NEOs were Messrs. Brinker, Scott, Klaritch, and McHenry. For 2022, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, Mabry, and McHenry. For 2023, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, and Patadia. For 2024, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, and Mabry.

Adjustment To PEO Compensation, Footnote

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO (Mr. Brinker)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	8,465,882	7,692,510	5,557,084	—	—
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(5,714,406)	(5,204,310)	(3,134,399)	—	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	6,903,188	2,997,838	2,541,379	—	—
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	290,155	(2,282,005)	(2,232,034)	—	—
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	402,297	—	—
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(29,362)	(960,951)	(445,419)	—	—
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	337,624	257,182	212,657	—	—
Compensation Actually Paid	10,253,081	2,500,263	2,901,565	—	—

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Former CEO (Mr. Herzog)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	—	—	24,308,605	11,713,883	11,374,615
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	—	—	(7,374,832)	(7,102,283)	(8,028,215)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	—	—	5,979,535	8,283,835	6,554,530
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—	—	(3,306,057)	3,328,563	(1,534,844)
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	685,203	751,962	1,068,838
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	(611,707)	224,226	450,019
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	—	—	230,553	197,171	221,862
Compensation Actually Paid	—	—	19,911,300	17,397,357	10,106,805

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 3,279,881	$ 3,003,451	$ 3,267,762		$ 3,767,688		$ 3,389,595
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 3,804,968	1,549,751	1,959,250		5,579,450		2,905,009
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	3,279,881	3,003,451	3,267,762	3,767,688	3,389,595
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,452,864)	(1,387,525)	(1,535,477)	(1,718,594)	(1,849,445)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,755,106	822,314	1,087,331	2,004,500	1,509,955
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	112,401	(671,242)	(368,699)	1,104,314	(640,251)
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	103,198	249,639	354,058
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	6,808	(292,301)	(132,238)	59,047	(17,412)
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(516,184)	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	103,636	75,053	53,557	112,856	158,509
Compensation Actually Paid	3,804,968	1,549,751	1,959,250	5,579,450	2,905,009

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Following is an unranked list of our financial performance measures we consider most important in linking the compensation actually paid to our NEOs for 2024 with our performance. In addition to the financial performance measures listed below, we view our stock price, upon which the value of all of our LTIP awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management team with the interests of our stockholders.

•	Normalized FFO per share (used in our 2024 STIP and Retentive Awards)
•	Net Debt to Adjusted EBITDAre (used in our 2024 Performance-Based Awards)
•	Relative TSR (used in our Performance-Based Awards)
•	Run-rate synergies in connection with our merger (used in our 2024 STIP)

Total Shareholder Return Amount	[4]	$ 75.37	69.24	82.83		114.25		92.33
Peer Group Total Shareholder Return Amount	[4]	117.56	112.04	100.62		134.06		94.88
Net Income (Loss) Attributable to Parent	[5]	$ 267,300,000	$ 334,800,000	$ 516,400,000		$ 525,900,000		$ 428,300,000
Company Selected Measure Amount | $ / shares	[6]	1.81	1.78	1.73		1.60		1.60
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Normalized FFO per share (used in our 2024 STIP and Retentive Awards)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Debt to Adjusted EBITDAre (used in our 2024 Performance-Based Awards)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR (used in our Performance-Based Awards)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Run-rate synergies in connection with our merger (used in our 2024 STIP)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,452,864)	$ (1,387,525)	$ (1,535,477)		$ (1,718,594)		$ (1,849,445)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,755,106	822,314	1,087,331		2,004,500		1,509,955
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		112,401	(671,242)	(368,699)		1,104,314		(640,251)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				103,198		249,639		354,058
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,808	(292,301)	(132,238)		59,047		(17,412)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(516,184)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		103,636	75,053	53,557		112,856		158,509
Scott M. Brinker
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]	8,465,882	7,692,510	5,557,084
PEO Actually Paid Compensation Amount	[3]	$ 10,253,081	$ 2,500,263	$ 2,901,565
PEO Name		Mr. Brinker	Mr. Brinker	Mr. Brinker
Scott M. Brinker | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,714,406)	$ (5,204,310)	$ (3,134,399)
Scott M. Brinker | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,903,188	2,997,838	2,541,379
Scott M. Brinker | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		290,155	(2,282,005)	(2,232,034)
Scott M. Brinker | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				402,297
Scott M. Brinker | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(29,362)	(960,951)	(445,419)
Scott M. Brinker | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Scott M. Brinker | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		337,624	257,182	212,657
Thomas M. Herzog
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				24,308,605	[1],[2]	11,713,883	[1],[2]	11,374,615	[1],[2]
PEO Actually Paid Compensation Amount				$ 19,911,300	[3]	$ 17,397,357	[3]	$ 10,106,805	[3]
PEO Name				Mr. Herzog		Mr. Herzog		Mr. Herzog
Thomas M. Herzog | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (7,374,832)		$ (7,102,283)		$ (8,028,215)
Thomas M. Herzog | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,979,535		8,283,835		6,554,530
Thomas M. Herzog | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,306,057)		3,328,563		(1,534,844)
Thomas M. Herzog | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				685,203		751,962		1,068,838
Thomas M. Herzog | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(611,707)		224,226		450,019
Thomas M. Herzog | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Thomas M. Herzog | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 230,553		$ 197,171		$ 221,862

[1]	In accordance with applicable SEC rules, since Mr. Brinker and Mr. Herzog each served as PEO during covered fiscal years, they are each included in the table above and the footnotes that follow the table as a PEO for the fiscal years in which they served in such capacity. For each of 2020 and 2021, our Non-PEO NEOs were Messrs. Brinker, Scott, Klaritch, and McHenry. For 2022, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, Mabry, and McHenry. For 2023, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, and Patadia. For 2024, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, and Mabry.
[2]	See the Summary Compensation Table above, and the Summary Compensation Table as disclosed in our proxy statement filed with the SEC in calendar year 2024, for detail on the Summary Compensation Table total compensation for each CEO for each fiscal year covered in the table. The average compensation for the Non-PEO NEOs for 2024 was calculated from the Summary Compensation Table above. The average compensation for the Non-PEO NEOs for each of 2023, 2022, 2021, and 2020 was calculated from the Summary Compensation Table as disclosed in our Proxy Statement filed with the SEC in calendar year 2024, 2023, 2022, or 2021, respectively.
[3]	For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former executive officers who are included in the Non-PEO NEO group for 2020, 2021, 2022, 2023, and 2024) is defined by the SEC and means each NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted as shown below.
[4]	Healthpeak TSR represents cumulative total stockholder return on a fixed investment of $100 in our common stock for the period beginning at the close of trading on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. Peer total stockholder return represents cumulative total stockholder return on a fixed investment of $100 in the Equity REIT Index of Nareit for the period beginning at the close of trading on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes.
[5]	This column shows Healthpeak’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last four fiscal years against our net income for each of those years
[6]	This column shows Healthpeak’s Normalized FFO per share for each fiscal year covered by the table. We consider Normalized FFO per share to be a key metric in our executive compensation program; see the Compensation Discussion and Analysis section of this proxy statement for more information regarding the use of this performance measure. For the definition and reconciliation of Normalized FFO per share to the most directly comparable GAAP measure, see Appendix A. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last four fiscal years against our Normalized FFO per share for each of those years.